Stock-Based Compensation (Summary of Stock Option Activity) (Details) (Stock Options [Member], USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2014		Mar. 31, 2014		Mar. 31, 2013
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding	11,894,205		5,095,741		1,355,132
Granted (weighted-average fair value of $0.35 per share)	9,691,388		7,673,272		4,063,109
Exercised	(7,892)		(657,000)		0
Forfeited	(222,369)		(197,808)		(322,500)
Expired	(22,200)		(20,000)		0
Outstanding	21,333,132		11,894,205		5,095,741
Vested (exercisable)	7,177,674		5,543,002
Unvested (unexercisable)	14,155,458		6,351,203
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding	$ 0.35		$ 0.47		$ 1.14
Granted (weighted-average fair value of $0.35 per share)	$ 0.41		$ 0.28		$ 0.29
Exercised	$ 0.27		$ 0.20		$ 0
Forfeited	$ 0.30		$ 0.32		$ 0.98
Expired	$ 2.29		$ 6.00		$ 0
Outstanding	$ 0.38		$ 0.35		$ 0.47
Vested (exercisable)	$ 0.39		$ 0.42
Unvested (unexercisable)	$ 0.37		$ 0.30
Share Based Compensation Arrangement By Share Based Payment Award Options Weighted Average Remaining Contractual Term [Abstract]
Outstanding	8 years 6 months		8 years 7 months 6 days
Vested (exercisable)	6 years 8 months 12 days		8 years
Unvested (unexercisable)	9 years 4 months 24 days		3 years
Share Based Compensation Arrangement By Share Based Payment Award Options Aggregate Intrinsic Value [Abstract]
Outstanding	$ 2,047,600	[1]	$ 2,578,900	[2]
Vested (exercisable)	978,400	[1]	1,110,600	[2]
Unvested (unexercisable)	$ 1,069,200	[1]	$ 1,468,300	[2]

[1]	Aggregate intrinsic value represents the difference between the exercise price of the option and the closing market price of our common stock on December 31, 2014, which was $0.44 per share.
[2]	Aggregate intrinsic value represents the difference between the exercise price of the option and the closing market price of the common stock on March 31, 2014, which was $0.52 per share.